Income Taxes (Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Accrued liabilities	$ 2,877,333	$ 394,977
Inventory provision	191,470
Depreciation on property, plant and equipment	70,442	77,347
Net operating loss carry-forward	3,188,687	2,500,246
Total deferred income taxes	6,327,932	2,972,570
Less: valuation allowance
Net deferred income taxes	$ 6,327,932	$ 2,972,570